Contents of Significant Accounts - Earnings Per Share (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 TWD ($) $ / shares shares	Dec. 31, 2017 TWD ($) $ / shares shares
Earnings per share-basic
Net income attributable to the parent company	$ 8,155,097	$ 272,655	$ 7,677,735	$ 9,676,698
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,565,068	11,565,068	11,889,723	11,994,760
Earnings per share-basic (NTD) | (per share)	$ 0.71	$ 0.02	$ 0.65	$ 0.81
Earnings per share-diluted
Net income attributable to the parent company	$ 8,155,097	$ 272,655	$ 7,677,735	$ 9,676,698
Effect of dilution
Unsecured convertible bonds | $	289,121		283,349	288,091
Income attributable to stockholders of the parent | $	$ 8,444,218		$ 7,961,084	$ 9,964,789
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,565,068	11,565,068	11,889,723	11,994,760
Effect of dilution
Employees' compensation	90,047	90,047	137,511	83,981
Unsecured convertible bonds	1,295,729	1,295,729	1,243,599	1,193,935
Weighted-average number of common stocks after dilution (thousand shares)	12,950,844	12,950,844	13,270,833	13,272,676
Earnings per share-diluted (NTD) | (per share)	$ 0.65	$ 0.02	$ 0.60	$ 0.75